Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.503080%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	2.14750%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,135,567.12

Principal:
Principal Collections	$17,197,033.76
Prepayments in Full	$8,752,402.85
Liquidation Proceeds	$287,067.76
Recoveries	$58,699.43
Sub Total	$26,295,203.80
Collections	$28,430,770.92

Purchase Amounts:
Purchase Amounts Related to Principal	$31,209.76
Purchase Amounts Related to Interest	$181.77
Sub Total	$31,391.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,462,162.45

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,462,162.45
Servicing Fee	$668,283.84	$668,283.84	$0.00	$0.00	$27,793,878.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,793,878.61
Interest - Class A-2a Notes	$409,361.24	$409,361.24	$0.00	$0.00	$27,384,517.37
Interest - Class A-2b Notes	$104,398.01	$104,398.01	$0.00	$0.00	$27,280,119.36
Interest - Class A-3 Notes	$855,900.00	$855,900.00	$0.00	$0.00	$26,424,219.36
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$26,134,159.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,134,159.03
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$26,041,261.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,041,261.20
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$25,976,707.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,976,707.87
Regular Principal Payment	$24,859,049.47	$24,859,049.47	$0.00	$0.00	$1,117,658.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,117,658.40
Residual Released to Depositor	$0.00	$1,117,658.40	$0.00	$0.00	$0.00
Total		$28,462,162.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,859,049.47
Total					$24,859,049.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,229,969.61	$66.29	$409,361.24	$1.49	$18,639,330.85	$67.78
Class A-2b Notes	$6,629,079.86	$66.29	$104,398.01	$1.04	$6,733,477.87	$67.33
Class A-3 Notes	$0.00	$0.00	$855,900.00	$2.70	$855,900.00	$2.70
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$24,859,049.47	$23.62	$1,817,170.74	$1.73	$26,676,220.21	$25.35

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$165,957,259.94	0.6034809	$147,727,290.33	0.5371901
Class A-2b Notes	$60,348,094.52	0.6034809	$53,719,014.66	0.5371901
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$698,915,354.46	0.6639832	$674,056,304.99	0.6403666

Pool Information
Weighted Average APR	3.225%	3.216%
Weighted Average Remaining Term	48.90	48.04
Number of Receivables Outstanding	33,278	32,722
Pool Balance	$801,940,612.70	$775,324,409.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$727,888,101.56	$704,107,323.44
Pool Factor	0.6904360	0.6675206

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$71,217,086.16
Targeted Overcollateralization Amount	$101,268,104.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,268,104.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$348,488.97
(Recoveries)		22	$58,699.43
Net Loss for Current Collection Period			$289,789.54
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4336%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3476%
Second Prior Collection Period			0.5987%
Prior Collection Period			0.4952%
Current Collection Period			0.4409%
Four Month Average (Current and Prior Three Collection Periods)			0.4706%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		778	$3,285,288.57
(Cumulative Recoveries)			$274,277.02
Cumulative Net Loss for All Collection Periods			$3,011,011.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2592%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,222.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,870.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	241	$6,264,002.60
61-90 Days Delinquent	0.09%	24	$669,374.83
91-120 Days Delinquent	0.02%	6	$174,229.30
Over 120 Days Delinquent	0.02%	5	$148,678.92
Total Delinquent Receivables	0.94%	276	$7,256,285.65

Repossession Inventory:
Repossessed in the Current Collection Period		22	$604,570.55
Total Repossessed Inventory		36	$1,018,369.43

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0825%
Prior Collection Period			0.0932%
Current Collection Period			0.1070%
Three Month Average			0.0942%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1280%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer